Concentration of credit risk (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Concentration of credit risk
Derivative contracts, maximum exposure to credit loss	$ 576	$ 514	$ 1,051